Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Accumulated depreciation of equipment and furnishings		$ 585,000	$ 646,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	9,771	9,726	0
Preferred stock, shares outstanding	9,771	9,726	0
Preferred stock, liquidation preference		$ 9,726,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	11,439,985	5,289,007	3,347,996
Common stock, shares outstanding	11,439,985	5,289,007	3,347,996